Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 06, 2021
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE LISTED FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 06, 2021
Prospectus Date	rr_ProspectusDate	Jul. 06, 2021
Cabana Target Leading Sector Conservative ETF | Cabana Target Leading Sector Conservative ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLSC
Cabana Target Leading Sector Moderate ETF | Cabana Target Leading Sector Moderate ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLSM
Cabana Target Leading Sector Aggressive ETF | Cabana Target Leading Sector Aggressive ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLSA